INTERIM CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Income Statement [Abstract]
Revenues	$ 7,133	$ 17,390
Cost of revenues	(8,716)	(10,408)
Gross profit (loss)	(1,583)	6,982
Operating expenses:
Research and development	16,757	14,830
Sales and marketing	2,275	1,721
General and administrative	5,857	4,455
Total operating expenses	24,889	21,006
Operating loss	(26,472)	(14,024)
Financial income, net	308	1,416
Loss before taxes on income	(26,164)	(12,608)
Taxes on income	(35)	(34)
Net loss	$ (26,199)	$ (12,642)
Basic net loss per ordinary share	$ (0.12)	$ (0.07)
Diluted net loss per ordinary share	$ (0.12)	$ (0.07)
Weighted average number of ordinary shares used in computing basic net loss per ordinary share	215,511,076	185,534,529
Weighted average number of ordinary shares used in computing diluted net loss per ordinary share	215,511,076	185,534,529